INVESTMENTS - Equity securities with readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity securities with readily determinable fair values
Equity securities with readily determinable fair values, Cost, after adjusted with other than temporary impairment	¥ 4,406	¥ 5,520
Equity securities with readily determinable fair values, Gross Unrealized Gains, including forex adjustment	6,052	4,320
Equity securities with readily determinable fair values, Gross Unrealized Losses, including forex adjustment	(421)	(845)
Equity securities with readily determinable fair values, Fair value	¥ 10,037	¥ 8,995